Annual Notice of Securities Sold Pursuant to Rule 24F-2

           U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

1.Name and address of issuer:

    Jackson National Capital Managment Funds
     5901 Executive Drive
     Lansing, Michigan  48911

2.Name of each series or class of funds for which this notice is filed:

     Jackson National Money Market Fund
     Jackson National Tax-Exempt Fund
     Jackson National Income Fund
     Jackson National Growth Fund
     Jackson National Total Return Fund

3.Investment Company Act File Number:

    811-6611

  Securities Act File Number:

    33-46590

4.Last day of fiscal year for which this notice is filed:

    October 31, 1996

5.Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
  24f-2 declaration:

6.Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable (see Instruction A.6):

    Not applicable
7.Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Not applicable

8.Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                              Shares              Sale Price
     Money Market Fund                             0.000
0.00
     Tax-Exempt Fund                    900,189.000
9,542,003.40
     Income Fund                        711,262.000
7,233,534.54
     Growth Fund                     2,098,637.000
25,015,753.04
     Total Return Fund               1,467,183.000
18,061,022.73
                            5,177,271.000
  59,852,313.71

9.Number and aggregate sale price of securities sold during the fiscal year:

                              Shares              Sale Price
     Money Market Fund             27,015,443.440
27,015,443.44
     Tax-Exempt Fund                    120,735.910
1,261,318.84
     Income Fund                        168,281.215
1,693.151.93
     Growth Fund                        768,768.582
9,309,277.23
     Total Return Fund                  378,657.205
4,725,827.32
                          28,451,886.352
  44,005,018.76

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              Shares              Sale Price
     Money Market Fund             27,015,443.440
27,015,443.44
     Tax-Exempt Fund                               0.000
0.00
     Income Fund                                   0.000
0.00
     Growth Fund                                   0.000
0.00
     Total Return Fund                             0.000
0.00
                          27,015,443.440
  27,015,443.44

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):



12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                            $ 27,015,443

  (ii)                                      Aggregate price
  of shares issued in connection with dividend reinvestment
  plans (from Item 11, if applicable):
                                            +
  0

  (iii)                                     Aggregate price
  of shares redeemed or repurchased during the fiscal year
  (if applicable):
                                            - 34,781,708

  (iv)                                      Aggregate price
  of shares redeemed or repurchased and previously applied
  as a reduction to filing fees pursuant to rule 24e-2 (if
  applicable):
                                            +
  0

  (v)                                       Net aggregate
  price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):


0

  (vi)                                      Multiplier
  prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction
  C.6):
                                            x  1/3300

  (vii)                                     Fee due [line
  (i) or line (v) multiplied by line (vi)]:
  0


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section
  3a of the Commission's Rule of Informal and Other
  Procedures (17 CFR 202.3a).


  Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/  Andrew B.
  Hopping
                 Andrew B. Hopping
                 Vice President

Date:                  December  27, 1996